JOHN HANCOCK EXCHANGE-TRADED FUND TRUST

200 Berkeley Street

Boston, Massachusetts 02116

February 25, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Exchange-Traded Fund Trust (the “Trust”) Securities Act of 1933 File No. 333-183173

Investment Company Act of 1940 File No. 811-22733

Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Trust, electronically transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”) under the 1933 Act and Amendment No. 27 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

The Amendment contains a prospectus and a Statement of Additional Information relating to John Hancock Multifactor Media and Communications ETF, a new series of the Trust.

Pursuant to Rule 485(b), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on February 26, 2019. The undersigned represents that the attached Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

If you have any questions or comments, please call me at 617-572-4575.

Sincerely,
/s/ Sarah M. Coutu
Sarah M. Coutu
Assistant Secretary